INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue
Royalties	$ 1,995,584	$ 2,023,548	$ 1,775,790
Revenues from contracts with customers	328,455,588	206,697,620	172,350,699
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 326,460,004	$ 204,674,072	$ 170,574,909